Short-term debt and short-term debt from related parties (Tables)	12 Months Ended
Dec. 31, 2017
Short-term debt and short-term debt from related parties
Schedule of short-term debt and short-term debt from related parties

Short-term debt and short-term debt from related parties
in € THOUS
	2017	2016
Commercial paper program	679,886	475,915
Borrowings under lines of credit	79,313	89,451
Other	1,080	6,644

Short-term debt	760,279	572,010
Short-term debt from related parties (see note 5 b)	9,000	3,000

Short-term debt and short-term debt from related parties	769,279	575,010